Note 12 - Leases - Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	$ 337	$ 263
Depreciation	(99)	(112)
Additions to right of use assets		248
Derecognition of right of use assets		(64)
Foreign currency movement	(9)	2
Balance	$ 229	$ 337